Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and cash equivalents	£ 8,534	£ 1,669	£ 5,971	£ 2,836
Trade receivables	35	11
Other receivables	64	131	282
Total financial assets	8,633	1,811	6,253
Trade payables	97	707	314
Other payables	17	6	7
Accruals	1,860	1,273	857
Deferred consideration	1,208	1,844
Borrowings	61	727	464
Total financial liabilities – amortised cost	3,243	4,557	1,642
Equity settled derivative financial liability	£ 2,915	£ 383	£ 4,160	£ 85